EARNINGS PER COMMON SHARE - Earnings Attributable to Common Shareholders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Earnings	$ 1,278	$ 883
Dividends on preferred shares	(122)	(83)
Cumulative dividends on preferred shares, not yet declared	(3)	(3)
Basic earnings attributable to common shareholders	1,153	797
Effect of after-tax interest on debentures to earnings	4	6
Diluted earnings attributable to common shareholders	$ 1,157	$ 803